UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2007

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 8/8/07
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 109

Form 13F Information Table Value Total: $233,937 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                                 Title        CUSIP      Value    Shares  Invsmnt  Discret  Other   Voting Authority
                                              Of Class                (x1000)            Sole    Shared   Mgrs   Sole  Shared  None

ACE LTD                                         ORD       G0070K103    3,312    52,976                          52,976
Aberdeen Global Income Fund                     COM       003013109      368    28,635                          28,635
Adobe Systems                                   COM       00724F101    2,094    52,165                          52,165
Allergan Inc                                    COM       018490102    3,828    66,412                          66,412
AMBAC Financial Group Inc                       COM       023139108    3,016    34,597                          34,597
American Intl Group Inc                         COM       026874107      500     7,140                           7,140
Apple Inc                                       COM       037833100    2,657    21,768                          21,768
BP PLC                                     SPONSORED ADR  055622104      230     3,187                           3,187
Bank of America Corp                            COM       060505104      335     6,853                           6,853
Barclays BK PLC-IPath DJ AIG Commodity    DJAIG CMDTY 36  06738C778      628    12,378                          12,378
Barclays BK PLC-IPath MSCI India Index    IP MSCI IND 36  06739F291    4,073    67,515                          67,515
Barrick Gold Corp                               COM       067901108    3,693   127,051                         127,051
Berkshire Hathaway In. CL B                     CL B      084670207      818       227                             227
Blackrock Global Floating Rate Inc Trust        COM       091941104      324    16,615                          16,615
Blackrock Limited Duration Inc                COM SHS     09249W101      199    10,455                          10,455
Blackrock Long-Term Muni ADV                    COM       09250B103      139    10,650                          10,650
Bldrs Index Fds Tr                        DEV MK 100 ADR  09348R201    3,391   105,080                         105,080
Bldrs Index Fds Tr                        EMER MK 50 ADR  09348R300    2,667    58,833                          58,833
Bright Horizons Family Solutions                COM       109195107    1,178    30,273                          30,273
Cameco Corp                                     COM       13321L108    4,742    93,454                          93,454
Central Europe & Russia Fund                    COM       153436100    1,000    19,335                          19,335
Cerner Corporation New                          COM       156782104    2,452    44,198                          44,198
Chevron Corp                                    COM       166764100      253     2,998                           2,998
Chicago Mercantile Exchange                     CL A      167760107    2,543     4,759                           4,759
China Mobile Limited                       SPONSORED ADR  16941M109    1,606    29,798                          29,798
Cisco Systems Inc                               COM       17275R102    4,515   162,136                         162,136
Coach Inc                                       COM       189754104    2,040    43,037                          43,037
ConocoPhillips                                  COM       20825C104    1,861    23,703                          23,703
Corrections Corp of America New               COM NEW     22025Y407    2,659    42,138                          42,138
Covance Inc                                     COM       222816100    2,447    35,695                          35,695
Ctrip Com Intl Ltd                              ADR       22943F100    1,688    21,470                          21,470
Dolby Laboratories Inc-Cl A                     COM       25659T107    2,528    71,379                          71,379
Eaton Vance Insured Muni II                     COM       27827K109      255    17,243                          17,243
Eaton Vance Insured Muni Bnd                    COM       27827X101      275    18,390                          18,390
Eaton Vance LTD Duration Fund                   COM       27828H105      234    13,109                          13,109
Eaton Vance MA Muni Income                   SH BEN INT   27826E104      226    15,895                          15,895
Eaton Vance Muni Income Trust                SH BEN INT   27826U108      293    19,200                          19,200
Eaton Vance Short Term Dur Div Inc.             COM       27828V104      252    14,000                          14,000
Embraer-Empresa Brasileira                 SP ADR COM SHS 29081M102    7,125   147,788                         147,788
Encana Corp                                     COM       292505104    4,708    76,620                          76,620
Expeditors Intl Wash Inc                        COM       302130109    2,738    66,290                          66,290
Exxon Mobil Corp                                COM       30231G102    5,572    66,429                          66,429
FLIR Systems Inc                                COM       302445101    2,660    57,524                          57,524
Flowserve Corp                                  COM       34354P105    3,187    44,514                          44,514
Fuel Tech Inc                                   COM       359523107    5,064   147,863                         147,863
Gabelli Dividend & Income Tr                    COM       36242H104      415    18,592                          18,592
General Electric Co                             COM       369604103      896    23,399                          23,399
Genzyme Corp                                    COM       372917104    2,233    34,669                          34,669
Gilead Sciences Inc                             COM       375558103    2,912    75,044                          75,044
Google Inc-CL A                                 CL A      38259P508    6,980    13,354                          13,354
Grant Prideco Inc.                              COM       38821G101    1,443    26,801                          26,801
GreenHill & Co Inc                              COM       395259104    2,358    34,312                          34,312
HDFC Bank Ltd                              ADR REPS 3 SHS 40415F101    3,837    45,538                          45,538
Harris Corp                                     COM       413875105    3,884    71,204                          71,204
Home Inns & Hotels Mgmt Inc                SPONSORED ADR  43713W107      727    22,586                          22,586
ITT Corp New                                    COM       450911102    4,305    63,047                          63,047
Imperial Oil LTD                              COM NEW     453038408    2,445    52,657                          52,657
Industrial Enterprises of America Inc         COM NEW     456132208      421    82,815                          82,815
Infosys Technologies Ltd                   SPONSORED ADR  456788108    1,919    38,089                          38,089
Ishares iBoxx $ Investment Grade
 Corp B                                    IBOXX INV CPBD 464287242      350     3,347                           3,347
Ishares Lehman Agg Bond Index Fund         LEHMAN AGG BND 464287226      280     2,849                           2,849
Ishares Lehman MBS Fixed Rate Bond Fund    MBS FIXED BDFD 464288588      492     4,980                           4,980
Ishares Lehman Tres Inflation Protected    US TIPS BD FD  464287176    2,350    23,740                          23,740
Ishares MSCI EAFE Index Fund               MSCI EAFE IDX  464287465    5,404    66,906                          66,906
Ishares MSCI Emerging Mkt Index            MSCI EMERG MKT 464287234    9,139    69,419                          69,419
Ishares S&P Global 100                    S&P GLB100 INDX 464287572    2,139     2,665                           2,665
Ishares Silver Trust                          ISHARES     46428Q109    2,313    18,730                          18,730
Itron Inc                                       COM       465741106    3,094    39,691                          39,691
Jacobs Engineering Group Inc                    COM       469814107    4,571    79,477                          79,477
Manulife Financial Corp                         COM       56501R106      511    13,700                          13,700
Market Vectors Gold Miners                 GOLD MINER ETF 57060U100    5,812   153,393                         153,393
McGraw Hill Cos Inc                             COM       580645109    3,338    49,024                          49,024
Merck & Co Inc                                  COM       589331107      308     6,190                           6,190
Moody's Corp                                    COM       615369105    1,134    18,229                          18,229
NII Holdings Inc                              CL B NEW    62913F201     2991    37,041                          37,041
Navteq Corp                                     COM       63936L100    2,568    60,653                          60,653
Neuberger Berman Intermediate Muni              COM       64124P101    3,494    25,880                          25,880
New Oriental Ed & Tech Grp I                  SPON ADR    647581107    2,479    46,155                          46,155
Nokia Corp                                 SPONSORED ADR  654902204    5,490   195,305                         195,305
Nuance Communications Inc                       COM       67020Y100    2,530   151,244                         151,244
Nuveen Div Advantage Muni Fund                  COM       67066V101      337    22,843                          22,843
Nuveen Global Gov't Enhanced Inc                COM       67073C104      786    42,105                          42,105
PepsiCo Inc                                     COM       713448108    1,917    29,561                          29,561
PIMCO Floating Rate Strat Fund                  COM       72201J104      215    11,000                          11,000
Powershares DB Agriculture Fund            DB AGRICULT FD 73936B408    2,707   102,532                         102,532
Procter & Gamble Co                             COM       742718109      624    10,200                          10,200
Respironics Inc                                 COM       761230101    1,114    26,151                          26,151
Ryanair Holdings PLC                       SPONSORED ADR  783513104    1,793    47,488                          47,488
Rydex ETF Trust S&P Equal Weight           S&P 500 EQ TRD 78355W106      490     9,575                           9,575
Sasol Ltd                                  SPONSORED ADR  803866300    3,156    84,063                          84,063
Schering-Plough Corp                            COM       806605101      214     7,025                           7,025
Stericycle Inc                                  COM       858912108    1,143    25,704                          25,704
StreetTracks Ser Tr                         DJ WIL REIT   86330E604      434     5,343                           5,343
StreetTracks Gold Trust                       GOLD SHS    863307104    3,672    57,134                          57,134
StreetTracks SPDR DJ Wilshire
 Int'l Real Estate                         SPDR INTL REAL 863308839      623     9,581                           9,581
Tata Motors Ltd                            SPONSORED ADR  876568502    2,271   138,285                         138,285
Templeton Global Income Fund                    COM       880198106      672    71,980                          71,980
Teva Pharmaceutical                             ADR       881624209    1,701    41,230                          41,230
Texas Instruments Inc                           COM       882508104    2,927    77,773                          77,773
Vanguard Index Funds Extd Market Vipers    EXTEND MKT ETF 922908652      481     4,294                           4,294
Vanguard Bond Index Fund Long Term ETF     LONG TERM BOND 921937793      764    10,440                          10,440
Verifone Holdings Inc                           COM       92342Y109    4,024   114,150                         114,150
VistaPrint Limited                              SHS       G93762204      669    17,490                          17,490
Walgreen Co                                     COM       931422109      440    10,103                          10,103
WisdomTree Trust Int'l Div Top 100         INTL DV TOP100 97717W786    1,547    21,974                          21,974
WisdomTree Trust Int'l L/C Div             INTL LRGCAP DV 97717W794      380     5,633                           5,633
WisdomTree Trust Intl Small Cap DVD        INTL SMCAP DIV 97717W760    1,930    26,987                          26,987
Wyeth                                           COM       983024100      211     3,677                           3,677
Zoltek Cos Inc                                  COM       98975W104    4,761   114,648                         114,648

                                                                     233,937 4,831,470                       4,831,470